Cost Classifications (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost Classifications
Depreciation and amortization not included in cost of product sold	$ 1.1	$ 0.7	$ 3.6	$ 2.4	$ 2.8
Depreciation and amortization not included in direct operating expenses	26.8	25.4	103.5	67.2	63.4
Depreciation and amortization not included in selling, general and administrative expenses	$ 0.1	$ 0.2	$ 0.5	$ 0.2	$ 0.2